Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Federal	$ 180	$ 1,522	$ 44
State and local	32	36	19
Foreign	278	146	115
Current income taxes	490	1,704	178
Deferred:
Federal	(115)	(1,304)	90
State and local	(35)	(3)	(35)
Foreign	(21)	8	(3)
Deferred income taxes	(171)	(1,299)	52
Income tax expense	$ 319	$ 405	$ 230